Short-term loans	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Short-term loans

15. Short-term loans:

	Maturity	Interest rate		June 30, 2025	June 30, 2024
Line of credit	N/A	$	Floating	$-	$-
RE Royalty	November 26, 2025		Fixed	3,000	-
Geddes Construction Loan	within 12 months of June 30, 2025		Floating	1,734	1,310
Total		$		$4,734	$1,310

Line of Credit

On August 31, 2024, the Company’s subsidiary obtained a line of credit for USD$1,000. The principal balance shall bear interest at a per annum rate of 2.5% above the greater of (a) the Daily Simple Secured Overnight Financing Rate (“SOFR”), or (b) 0.0% (the “Index Floor”). The line of credit is guaranteed by the Company. As at June 30, 2024 and June 30, 2025, no amounts had been drawn under the line of credit. The agreement does not include any financial covenants.

RE Royalty

On November 13, 2024, the Company’s subsidiary entered into a loan agreement for a principal amount of $3,000. The loan has a maturity date of November 26, 2025. Interest on the loan shall accrue at the rate of 11% per annum, compounded and payable quarterly. The agreement does not include any financial covenants.

Geddes Construction Loan

On June 24, 2024, the Company entered into a Construction Loan Agreement, with Seminole Financial Services, LLC., for the construction of the Geddes project (the “Geddes Construction Loan”). The Geddes Construction Loan is for a principal amount of up to USD $2,600, based on the actual cost of the project. The Geddes Construction Loan advancement amount shall accrue interest, which is to be added to the outstanding principal balance starting from the date of receipt, at a variable rate per annum equal to the One Month Chicago Mercantile Exchange (“CME”) Term SOFR plus a margin of 4%. The loan is secured against the assets associated with the Geddes project and the Company has provided a guarantee of completion and payment. Upon receiving permission to operate the Geddes Project, the loan advancement shall convert into a 6-year long-term loan with a fixed interest rate to be determined upon the conversion. The current project assets are classified as CIP with a carrying amount of $9,448. As construction of the project has been completed and management is in the process of obtaining the required operating permits and completing the conversion process, which is expected to occur in the near term. Upon conversion, the loan will become a long-term facility with a maturity of 6 years.